Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	ProFundsProFund VP Government Money Market
(the “Fund”)Supplement dated September 13, 2023
to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
dated May 1, 2023, each as supplemented or amended* * * * *Upon the recommendation of ProFund Advisors, LLC, the Board of Trustees of ProFunds has approved a contractual reduction in the Fund’s expense cap from 1.35% to 0.90% from October 1, 2023 through April 30, 2025. Accordingly, the following updates are made to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information.The following section in the Fund’s Summary Prospectus and Statutory Prospectus is updated:Fees and Expenses of the FundThe table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Investment Advisory Fees0.75%Distribution and Service (12b-1) Fees0.25%Other Expenses0.65%Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements1.65%Fee Waivers/Reimbursements[1]-0.75%Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements0.90%[1]ProFund Advisors LLC (“ProFund Advisors”) has contractually undertaken to waive its fees and/or reimburse expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2024 (“Minimum Yield”). ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.90% through April 30, 2025. After such date, the expense limitation may be terminated or revised by ProFund Advisors. ProFund Advisors may recoup from the Fund any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, to the extent that such recoupment would not cause the Fund’s net yield to fall below the Fund’s previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement.Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/ expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:1 Year3 Years5 Years10 Years$92$447$826$1,829The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.The following section is added to the Fund’s Statement of Additional Information under EXPENSE LIMITATION AGREEMENT, and similar references to ProFund VP Government Money Market are replaced:ProFund VP Government Money MarketThe Advisor has contractually agreed to waive investment advisory and management services fees and/or to reimburse certain other Fund expenses with respect to ProFund VP Government Money Market through at least April 30, 2025 (unless the Board consents to an earlier revision or termination of this arrangement). After such date, the expense limitation may be terminated or revised by the Advisor. This expense limitation excludes brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses. Additionally, the expense limitation does not include any expenses incurred by those underlying investment companies. Amounts waived or reimbursed in a particular contractual period may be recouped by the Advisor within three years of the end of that contract period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of the waiver or reimbursement. In addition with respect to ProFund VP Government Money Market, the Advisor has contractually agreed to waive its fees and/or to reimburse certain other Fund expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2024.Expense LimitThe annual operating expenses are limited as follows:EXPENSE LIMITProFund VP Government Money Market0.90%For more information, please contact the Fund at 1-888-776-3637.Please retain this supplement for future reference.
ProFund VP Government Money Market
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	ProFundsProFund VP Government Money Market
(the “Fund”)Supplement dated September 13, 2023
to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
dated May 1, 2023, each as supplemented or amended* * * * *Upon the recommendation of ProFund Advisors, LLC, the Board of Trustees of ProFunds has approved a contractual reduction in the Fund’s expense cap from 1.35% to 0.90% from October 1, 2023 through April 30, 2025. Accordingly, the following updates are made to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information.The following section in the Fund’s Summary Prospectus and Statutory Prospectus is updated:Fees and Expenses of the FundThe table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Investment Advisory Fees0.75%Distribution and Service (12b-1) Fees0.25%Other Expenses0.65%Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements1.65%Fee Waivers/Reimbursements[1]-0.75%Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements0.90%[1]ProFund Advisors LLC (“ProFund Advisors”) has contractually undertaken to waive its fees and/or reimburse expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2024 (“Minimum Yield”). ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.90% through April 30, 2025. After such date, the expense limitation may be terminated or revised by ProFund Advisors. ProFund Advisors may recoup from the Fund any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, to the extent that such recoupment would not cause the Fund’s net yield to fall below the Fund’s previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement.Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/ expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:1 Year3 Years5 Years10 Years$92$447$826$1,829The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.The following section is added to the Fund’s Statement of Additional Information under EXPENSE LIMITATION AGREEMENT, and similar references to ProFund VP Government Money Market are replaced:ProFund VP Government Money MarketThe Advisor has contractually agreed to waive investment advisory and management services fees and/or to reimburse certain other Fund expenses with respect to ProFund VP Government Money Market through at least April 30, 2025 (unless the Board consents to an earlier revision or termination of this arrangement). After such date, the expense limitation may be terminated or revised by the Advisor. This expense limitation excludes brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses. Additionally, the expense limitation does not include any expenses incurred by those underlying investment companies. Amounts waived or reimbursed in a particular contractual period may be recouped by the Advisor within three years of the end of that contract period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of the waiver or reimbursement. In addition with respect to ProFund VP Government Money Market, the Advisor has contractually agreed to waive its fees and/or to reimburse certain other Fund expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2024.Expense LimitThe annual operating expenses are limited as follows:EXPENSE LIMITProFund VP Government Money Market0.90%For more information, please contact the Fund at 1-888-776-3637.Please retain this supplement for future reference.